Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018
Loans held for sale (a)	[1]	$ 1,083.0	$ 994.0
Loans and Leases Receivable, Net of Deferred Income	[1],[2]	239,843.0	226,245.0
Other (a)	[1]	32,202.0	34,408.0
Other Borrowings	[3]	$ 8,778.0	$ 5,005.0
Common stock, par value (in dollars per share)		$ 5	$ 5
Common stock, authorized (shares)		800,000,000	800,000,000
Common stock, issued (shares)		542,000,000	542,000,000
Common stock held in treasury at cost (shares)		109,000,000	85,000,000
Preferred Stock		$ 0.5	$ 0.5
Portion at Fair Value Measurement [Member]
Loans held for sale, fair value		1,100.0	900.0
Loans, fair value		700.0	800.0
Other assets, fair value		100.0	200.0
Other borrowed funds, fair value		$ 100.0	$ 100.0	[3]
Accounting Standards Update 2016-01
Securities reclassified to equity investments					$ 600.0

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.

[2]
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

[3]	Our consolidated liabilities included Other borrowed funds of $.1 billion at both December 31, 2019 and 2018, for which we have elected the fair value option.